Subordinated liabilities - Dated (Details)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 47,412,915,000,000					£ 42,625,605,000,000
Dated subordinated liabilities	31,873,000,000					31,100,000,000
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	31,873,000,000					31,100,000,000
Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	311,000,000					£ 146,000,000
10% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate						10.00%	10.00%	10.00%
Dated subordinated liabilities	0					£ 2,108,000,000
6% Fixed Rate Subordinated Notes (EUR 1,500m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate						6.00%	6.00%	6.00%
Notional contract amount | €								€ 1,500,000,000
Dated subordinated liabilities	0					£ 1,427,000,000
10.179% Fixed Rate Subordinated Notes (USD 1,521m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate						10.179%	10.179%	10.179%
Notional contract amount | $							$ 1,521,000,000
Dated subordinated liabilities	0					£ 1,101,000,000
9.5% Subordinated Bonds (ex-Woolwich Plc) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate						9.50%	9.50%	9.50%
Dated subordinated liabilities	0					£ 221,000,000
Subordinated Floating Rate Notes (EUR 100m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €								€ 100,000,000
Dated subordinated liabilities	£ 0					90,000,000
7.625% Contingent Capital Notes (USD 3,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
7.625% Contingent Capital Notes (USD 3,000m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $		$ 3,000,000,000
Dated subordinated liabilities	£ 1,159,000,000					1,189,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
Notional contract amount | €				€ 1,000,000,000
Dated subordinated liabilities	£ 889,000,000					982,000,000
Subordinated Floating Rate Notes (EUR 50m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				50,000,000
Dated subordinated liabilities	42,000,000					45,000,000
Subordinated Floating Rate Notes (EUR 50m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				€ 50,000,000
Dated subordinated liabilities	£ 42,000,000					45,000,000
5.75% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
Dated subordinated liabilities	£ 322,000,000					351,000,000
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥			¥ 15,000,000,000
Dated subordinated liabilities	£ 97,000,000					108,000,000
6.33% Subordinated Notes (GBP 50m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Notional contract amount	£ 50,000,000
Dated subordinated liabilities	59,000,000					64,000,000
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				€ 68,000,000
Dated subordinated liabilities	£ 57,000,000					61,000,000
2% Fixed Rate Subordinated Callable Notes (EUR 1,500) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Notional contract amount | €				€ 1,500,000,000
Dated subordinated liabilities	£ 1,288,000,000					1,388,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $					$ 200,000,000
Dated subordinated liabilities	£ 113,000,000					119,000,000
5.20% Fixed Rate Subordinated Notes (USD 1,367m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $		$ 1,367,000,000
Dated subordinated liabilities	£ 1,037,000,000					1,069,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €				€ 1,000,000,000
Dated subordinated liabilities	£ 831,000,000					0
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $		$ 1,200,000,000
Dated subordinated liabilities	£ 937,000,000					973,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $		$ 1,300,000,000
Dated subordinated liabilities	£ 1,005,000,000					1,049,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $		$ 1,000,000,000
Dated subordinated liabilities	£ 778,000,000					0
5.25% Fixed Rate Subordinated Notes (USD 827m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Notional contract amount | $		$ 827,000,000
Dated subordinated liabilities	£ 618,000,000					660,000,000
4.95% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%
Notional contract amount | $		$ 1,250,000,000
Dated subordinated liabilities	£ 896,000,000					960,000,000
Floating Rate Subordinated Notes (USD 456m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 456,000,000
Dated subordinated liabilities	341,000,000					337,000,000
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	21,052,000,000					16,607,000,000
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	7,184,000,000					9,563,000,000
Various subordinated loans | Fixed interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	11,016,000,000					5,838,000,000
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	646,000,000					489,000,000
Various subordinated loans | Floating interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	1,725,000,000					500,000,000
Zero Coupon Callable Loans | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 483,000,000					£ 221,000,000